Consolidated Statements of Comprehensive Income - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Statement of comprehensive income [abstract]
Net profit	¥ 516,444	¥ 895,750	¥ 935,849
Remeasurements of defined benefit plans:
Gains (losses) arising during the period, before tax	(37,183)	50,358	7,417
Equity instruments at fair value through other comprehensive income:
Gains (losses) arising during the period, before tax	(137,279)	1,646,992	77,223
Own credit on financial liabilities designated at fair value through profit or loss:
Gains (losses) arising during the period, before tax	9,511	(11,900)	12,847
Share of other comprehensive income (loss) of associates and joint ventures	(595)	(14)	(245)
Income tax relating to items that will not be reclassified	15,442	(510,012)	(29,387)
Total items that will not be reclassified to profit or loss, net of tax	(150,104)	1,175,424	67,855
Debt instruments at fair value through other comprehensive income:
Gains (losses) arising during the period, before tax	144,649	(140,412)	(341,532)
Reclassification adjustments for (gains) losses included in net profit, before tax	15,186	110,509	94,803
Exchange differences on translating foreign operations:
Gains (losses) arising during the period, before tax	(32,479)	528,441	304,252
Reclassification adjustments for (gains) losses included in net profit, before tax	(640)	(11,258)	5,385
Share of other comprehensive income (loss) of associates and joint ventures	40,492	13,210	30,660
Income tax relating to items that may be reclassified	(42,668)	9,226	76,369
Total items that may be reclassified subsequently to profit or loss, net of tax	124,540	509,716	169,937
Other comprehensive income (loss), net of tax	(25,564)	1,685,140	237,792
Total comprehensive income	490,880	2,580,890	1,173,641
Total comprehensive income attributable to:
Shareholders of Sumitomo Mitsui Financial Group, Inc.	452,475	2,555,100	1,149,318
Non-controlling interests	6,769	12,027	13,013
Other equity instruments holders	¥ 31,636	¥ 13,763	¥ 11,310